INCOME TAX EXPENSE - Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current income tax expense
Current period	$ 42,455	$ 69,832
Prior period	(55)	822
Current income tax expense	42,400	70,654
Deferred tax expense (benefit)
Origination and reversal of temporary differences	(4,366)	20,202
Income tax expense	$ 38,034	$ 90,856